Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investment

The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Equity method investments	7,494	7,383
Available-for-sale investments	68,011	58,465
Equity securities with readily determinable fair values	102	39
Total	75,607	65,887

Schedule of Available-For-Sale Debt Investments

The following table summarizes the Company’s available-for-sale debt investments as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	76,000	-	(7,561)	(428)	68,011

The following table summarizes the Company’s available-for-sale debt investments as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	76,000	-	(11,535)	(6,000)	58,465

Schedule of Equity Securities With Readily Determinable Fair Values

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,190)	102

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,253)	39